SUBSEQUENT EVENTS (Details Narrative) - USD ($)										1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 08, 2022	Apr. 02, 2022	Mar. 21, 2022	Mar. 16, 2022	Aug. 31, 2021	Aug. 31, 2021	Jun. 11, 2021	Mar. 10, 2021	Feb. 19, 2021	Aug. 23, 2021	Aug. 19, 2021	Jul. 22, 2021	Jun. 16, 2021	Aug. 27, 2021	May 31, 2020	Mar. 15, 2022	Feb. 28, 2022	May 31, 2021
Subsequent Event [Line Items]
Original issuance discount															$ 25,180		$ 2,641,847	$ 947,873
Shares issued for cash, shares															123,000
FirstFire Global Oppurtunities Fund, LLC [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage								12.00%
Debt instrument payment interest								$ 560,000
Labrys Fund L P [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage									12.00%
Maturity date									Feb. 19, 2022
Debt instrument face value									$ 1,650,000
Lucas Ventures L L C [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage					12.00%	12.00%
Maturity date					Aug. 31, 2023
Debt instrument face value					$ 200,000	$ 200,000
LGH Investments LLC [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage					12.00%	12.00%
Maturity date					Aug. 31, 2023	Sep. 02, 2023
Debt instrument face value					$ 200,000	$ 200,000
Accrued interest rate of debt instrument						125.00%
LGH Investments LLC [Member] | L G H Note [Member]
Subsequent Event [Line Items]
Debt instrument face value					200,000	$ 200,000
Original issuance discount					$ 38,500	$ 38,500
FirstFire SPA [Member] | FirstFire Global Oppurtunities Fund, LLC [Member]
Subsequent Event [Line Items]
Original issuance discount								56,000
Proceeds from Issuance of Debt								$ 504,000
Conversion price								$ 11.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion price				$ 1.00												$ 11.50
Shares issued for cash, shares														42,000
Number of share issued for sevice	20,000													21,000
Subsequent Event [Member] | L G H Note [Member]
Subsequent Event [Line Items]
Conversion price				$ 1.00
Subsequent Event [Member] | Firstfire Global Opportunities Fund L L C [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage			12.00%
Maturity date			Sep. 21, 2022
Debt instrument face value			$ 110,000
Original issuance discount			10,000
Proceeds from Issuance of Debt			$ 100,000
Conversion price			$ 1.00
Warrants to purchase common stock			50,000
Warrants exercise price			$ 1.00
Payment of Notes			$ 110,000
Shares issued for cash, shares			935
Interest payment			$ 6,600
Ownership percentage			4.99%
Debt instrument expected conversion waived rate			9.99%
Accrued interest rate of debt instrument			125.00%
Warrant term			3 years
Subsequent Event [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage			12.00%
Maturity date			Sep. 21, 2022
Debt instrument face value			$ 82,500
Original issuance discount			7,500
Proceeds from Issuance of Debt			$ 75,000
Conversion price			$ 1.00
Warrants to purchase common stock			37,500
Warrants exercise price			$ 1.00
Payment of Notes			$ 82,500
Shares issued for cash, shares			703
Interest payment			$ 4,950
Ownership percentage			4.99%
Debt instrument expected conversion waived rate			9.99%
Accrued interest rate of debt instrument			125.00%
Warrant term			3 years
Subsequent Event [Member] | Ionic Ventures, LLC [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage			12.00%
Maturity date			Sep. 21, 2022
Debt instrument face value			$ 110,000
Original issuance discount			10,000
Proceeds from Issuance of Debt			$ 100,000
Conversion price			$ 1.00
Warrants to purchase common stock			50,000
Warrants exercise price			$ 1.00
Payment of Notes			$ 110,000
Shares issued for cash, shares			935
Interest payment			$ 6,600
Ownership percentage			4.99%
Debt instrument expected conversion waived rate			9.99%
Accrued interest rate of debt instrument			125.00%
Warrant term			3 years
Subsequent Event [Member] | Labrys Fund L P [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt				$ 2,000,000
Ownership percentage				4.99%
Amount of cash proceeds waived				$ 750,000
Subsequent Event [Member] | Lucas Ventures L L C [Member]
Subsequent Event [Line Items]
Conversion price				$ 0.50
Subsequent Event [Member] | LGH Investments LLC [Member]
Subsequent Event [Line Items]
Conversion price				$ 0.50
Subsequent Event [Member] | Jefferson Street Capital, LLC [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage		125.00%
Debt instrument payment interest		$ 4,950
Conversion price		$ 1.00
Warrants exercise price		$ 1.00
Shares issued for cash, shares		703
Warrant term		3 years
Debt discount		$ 7,500
Debt purchase price		$ 75,000
Number of warrant purchase		37,500
Subsequent Event [Member] | Jefferson Street Capital, LLC [Member] | Beneficial Owner [Member]
Subsequent Event [Line Items]
Ownership percentage		4.99%
Subsequent Event [Member] | Jefferson Street Capital, LLC [Member] | Conversion Waived [Member]
Subsequent Event [Line Items]
Ownership percentage		9.99%
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Existing Franchisee [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Purchase of Assets												6,000
Stock Issued During Period, Value, Purchase of Assets												$ 65,100
Shares Issued, Price Per Share												$ 10.85
Subsequent Event [Member] | FirstFire SPA [Member] | FirstFire Global Oppurtunities Fund, LLC [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage							12.00%
Maturity date							Jun. 10, 2023
Debt instrument face value							$ 1,266,666
Shares issued for commitment fee, shares							11,875
Debt payment terms							the Company agreed to pay to $1,266,666 (the “FirstFire Principal Sum”) to FirstFire and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the FirstFire Note after 180 days from June 10, 2021).
Debt instrument payment interest							$ 1,266,666
Original issuance discount							126,666
Proceeds from Issuance of Debt							$ 1,140,000
Debt conversion, description							FirstFire Note. The Company intends to use the proceeds for working capital and to pay off an existing promissory note issued by the Company in favor of Maxim. FirstFire may convert the FirstFire Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the FirstFire Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by FirstFire upon, at the election of FirstFire, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the FirstFire Note.
Conversion price							$ 11.50
Outstanding payment percentage							125.00%
Warrants to purchase common stock							593,750
Warrants and Rights Outstanding, Maturity Date							Nov. 01, 2021
Warrants exercise price							$ 10.73
Subsequent Event [Member] | GS SPA [Member] | GS Capital [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage													12.00%
Maturity date													Jun. 10, 2023
Debt instrument face value													$ 333,333
Shares issued for commitment fee, shares													3,125
Debt payment terms													the Company agreed to pay to $300,000.00 (the “GS Principal Sum”) to GS and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the GS Note after 180 days from June 10, 2021).
Debt instrument payment interest													$ 300,000
Original issuance discount													33,333
Proceeds from Issuance of Debt													$ 300,000
Debt conversion, description													GS may convert the GS Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the GS Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by GS upon, at the election of GS, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the GS Note.
Conversion price													$ 11.50
Outstanding payment percentage													125.00%
Warrants to purchase common stock													156,250
Warrants and Rights Outstanding, Maturity Date													Nov. 01, 2021
Warrants exercise price													$ 10.73
Debt Instrument, Increase (Decrease), Net													$ 100,000
Subsequent Event [Member] | Fourth Amendment [Member] | Maxim [Member]
Subsequent Event [Line Items]
Debt payment terms											the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock.
Warrants to purchase common stock											365,000
Warrants exercise price											$ 13.00
Debt payment terms											the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock.
Payment of Notes											$ 500,000
Restricted shares issued to purchase common stock											20,000
Subsequent Event [Member] | Fourth Amendment [Member] | Maxim [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance											365,000
Subsequent Event [Member] | Jefferson SPA [Member] | Jefferson [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage										12.00%
Maturity date										Aug. 23, 2023
Debt instrument face value										$ 333,333
Shares issued for commitment fee, shares										3,125
Debt instrument payment interest										$ 333,333
Original issuance discount										333,333
Proceeds from Issuance of Debt										$ 300,000
Debt conversion, description										that upon failure to make any payment under the Jefferson Note, the conversion price will be $10.00 per share, as the same may be adjusted as provided in the Jefferson Note. The Jefferson Note has a 4.99% equity blocker; provided, however, that the 4.99% equity blocker may be waived (up to 9.99%) by Jefferson, at Jefferson’s election, on not less than 61 days’ prior notice to the Company.
Warrants to purchase common stock										156,250
Warrants and Rights Outstanding, Maturity Date										Nov. 01, 2021
Warrants exercise price										$ 10.73
Payment of Notes										$ 300,000
Proceeds from Issuance or Sale of Equity										$ 300,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC [Member]
Subsequent Event [Line Items]
Debt instrument interest rate percentage		12.00%
Maturity date		Oct. 01, 2022
Debt instrument face value		$ 82,500